Related party transactions - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [Line Items]
General and administrative expenses		$ 57,199	$ 49,440	$ 59,358
Gelesis [Member] | Short-term note from associate
Related party transactions [Line Items]
Issue of convertible instruments	$ 15,000
Interest income		$ 100
Directors and Senior Managers | Common shares [member]
Related party transactions [Line Items]
Number Of Shares Held		24,676,165
Percent voting rights of the Companny		8.60%
Additional number of shares authorized to purchase		4,750,000
Number of shares issuable based on performance conditions		4,666,514
Number of shares issuable based on service conditions		67,140
Directors and Senior Managers | Convertible Notes [Member]
Related party transactions [Line Items]
Payables to related parties		$ 94	89	$ 84
Related parties [member]
Related party transactions [Line Items]
General and administrative expenses		782
Related parties [member] | Gelesis [Member]
Related party transactions [Line Items]
Royalty income		$ 231	$ 54